Vessels, net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	$ 712,197
Balance as at the end of period	602,186
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	923,020
Acquisitions & improvements	53,637
Disposals	(88,570)
Classification as held for sale	(91,788)
Balance as at the end of period	796,299
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	(210,823)
Disposals	16,972
Depreciation for the period	(19,414)
Classification as held for sale	19,152
Balance as at the end of period	(194,113)
Net book value [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	712,197
Acquisitions & improvements	53,637
Disposals	(71,598)
Depreciation for the period	(19,414)
Classification as held for sale	(72,636)
Balance as at the end of period	$ 602,186